Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, issued (in Shares)	20,000,000	20,000,000
Ordinary shares, outstanding (in Shares)	20,000,000	20,000,000